LEASE (Tables)	3 Months Ended
Mar. 31, 2021
LEASE
Schedule of lease liability
	March 31 2021	December 31, 2020
		(Audited)

Current portion	$24,827	$-
Non-current portion	19,310	-

Total lease liabilities	44,137	-

Schedule of right of use assets and lease liability
	March 31 2021	December 31, 2020
		(Audited)

Right-of-use assets	$45,241	$-